UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments • July 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (40.4%)
		Australia (0.7%)
		Energy
$1,200		APT Pipelines Ltd. (a)	4.20%		03/23/25	$1,178,646
EUR	700	Origin Energy Finance Ltd.	7.875	(b)	06/16/71	811,443
		Total Australia				1,990,089

		Brazil (0.7%)
		Finance
$800		Banco ABC Brasil SA	7.875		04/08/20	815,000
450		Banco Daycoval SA (a)(c)	5.75		03/19/19	461,250
725		Embraer Netherlands Finance BV	5.05		06/15/25	710,500
		Total Brazil				1,986,750

		Canada (0.7%)
		Basic Materials
500		Lundin Mining Corp. (a)	7.50		11/01/20	508,750
500		NOVA Chemicals Corp. (a)	5.25		08/01/23	501,875
						1,010,625
		Consumer, Cyclical
250		Air Canada (a)(c)	7.75		04/15/21	269,375
		Finance
500		Baytex Energy Corp. (a)(c)	5.625		06/01/24	432,500
		Industrials
550		Bombardier, Inc. (a)	6.125		01/15/23	448,250
		Total Canada				2,160,750

		Chile (0.3%)
		Communications
400		Empresa Nacional de Telecomunicaciones SA (a)	4.75		08/01/26	396,462
		Consumer, Non-Cyclical
425		Cencosud SA (a)	6.625		02/12/45	407,561
		Total Chile				804,023

		China (0.3%)
		Consumer, Non-Cyclical
HKD	5,000	Hengan International Group Co., Ltd.	0.00	(d)	06/27/18	687,699
		Finance
$100		Billion Express Investments Ltd.	0.75		10/18/15	100,125
		Total China				787,824

		Denmark (0.0%) (e)
		Finance
DKK	(f)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	2
58		Realkredit Danmark AS	6.00		10/01/29	10,491
		Total Denmark				10,493

		France (2.5%)
		Communications
$550		Numericable-SFR SAS (a)	6.00		05/15/22	561,000
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific	4.875	(b)	(g)	549,070
		Energy
150		Areva SA	3.50		03/22/21	164,804
600		Areva SA	4.875		09/23/24	691,753

450		TOTAL SA	2.25	(b)	(g)	486,058
						1,342,615
		Finance
650		AXA SA	5.25	(b)	04/16/40	805,486
$875		BPCE SA (a)(c)	5.15		07/21/24	899,751
EUR	1,100	Credit Agricole Assurances SA	4.50	(b)	(g)	1,234,298
$625		Credit Agricole SA (a)	7.875	(b)	(g)	650,404
EUR	500	Societe Generale SA	2.625		02/27/25	535,626
						4,125,565
		Utilities
400		Electricite de France SA	5.00	(b)	(g)	482,150
500		Veolia Environnement SA	4.45	(b)	(g)	575,122
						1,057,272
		Total France				7,635,522

		Germany (2.1%)
		Consumer, Cyclical
500		Volkswagen International Finance N.V.	4.625	(b)	(g)	581,139
500		ZF North America Capital, Inc.	2.75		04/27/23	525,788
$535		ZF North America Capital, Inc. (a)	4.50		04/29/22	528,981
						1,635,908
		Consumer, Non-Cyclical
EUR	550	Bayer AG	3.75	(b)	07/01/74	635,983
		Finance
1,000		Allianz Finance II BV	5.75	(b)	07/08/41	1,299,503
900		Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00	(b)	05/26/41	1,189,540
1,100		Vonovia Finance BV	4.625	(b)	04/08/74	1,266,832
						3,755,875
		Utilities
GBP	300	RWE AG	7.00	(b)	(g)	492,660
		Total Germany				6,520,426

		India (0.4%)
		Basic Materials
$550		Vedanta Resources PLC (a)	6.00		01/31/19	514,558
		Communications
700		Bharti Airtel International Netherlands BV (a)	5.125		03/11/23	750,939
		Total India				1,265,497

		Ireland (0.1%)
		Industrials
EUR	200	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.	4.25		01/15/22	222,492

		Italy (1.4%)
		Communications
415		Telecom Italia Finance SA	7.75		01/24/33	631,774
500		Wind Acquisition Finance SA	4.00		07/15/20	562,167
						1,193,941
		Energy
700		Eni SpA	0.625		01/18/16	830,277
		Finance
800		Assicurazioni Generali SpA	10.125	(b)	07/10/42	1,193,392
$500		Intesa Sanpaolo SpA (a)	6.50		02/24/21	577,545
						1,770,937
		Utilities
EUR	525	Enel SpA	5.00	(b)	01/15/75	622,547
		Total Italy				4,417,702

		Jersey (0.4%)
		Energy
$375		Premier Oil Finance Jersey Ltd., Series PMO	2.50		07/27/18	327,187
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	758,588
		Total Jersey				1,085,775

		Korea, Republic of (0.2%)
		Consumer, Cyclical
KRW	800,000	Lotte Shopping Co., Ltd., Series LOTT	0.00	(d)	01/24/18	686,750

		Luxembourg (0.5%)
		Basic Materials
$500		ArcelorMittal (c)	5.125		06/01/20	502,500
		Communications
EUR	500	Altice Financing SA	6.50		01/15/22	590,310
		Finance
$327		Ardagh Finance Holdings SA (a)(h)	8.625		06/15/19	342,990
		Total Luxembourg				1,435,800

		Malaysia (0.3%)
		Energy
1,000		Petronas Capital Ltd. (a)	3.50		03/18/25	985,631

		Mexico (0.3%)
		Basic Materials
500		Mexichem SAB de CV (a)(c)	5.875		09/17/44	469,375
		Utilities
397		Fermaca Enterprises S de RL de CV (a)	6.375		03/30/38	401,065
		Total Mexico				870,440

		Netherlands (2.6%)
		Consumer, Cyclical
400		Playa Resorts Holding BV (a)	8.00		08/15/20	417,000
		Finance
EUR	550	ABN Amro Bank N.V	6.375		04/27/21	743,547
600		Achmea BV	6.00	(b)	04/04/43	758,513
450		Aegon N.V.	4.00	(b)	04/25/44	516,131
$500		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	3.75		05/15/19	502,400
EUR	1,100	ASR Nederland N.V.	5.00	(b)	(g)	1,246,176
1,100		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.50	(b)	(g)	1,252,623
$1,325		ING Bank N.V. (a)	5.80		09/25/23	1,451,266
650		ING Groep N.V. (c)	6.00	(b)	(g)	655,281
						7,125,937
		Industrials
EUR	200	Constellium N.V.	4.625		05/15/21	200,430
300		Constellium N.V.	7.00		01/15/23	326,922
						527,352
		Total Netherlands				8,070,289

		Portugal (0.1%)
		Utilities
$425		EDP Finance BV (a)	4.125		01/15/20	433,649

		Russia (0.1%)
		Communications
400		Yandex N.V. (c)	1.125		12/15/18	339,500

		Singapore (0.1%)
		Consumer, Non-Cyclical
400		Olam International Ltd.	6.00		10/15/16	409,500

		South Africa (0.2%)
		Finance
550		ICBC Standard Bank PLC	8.125		12/02/19	613,822

		Spain (2.0%)
		Communications
EUR	1,100	Telefonica Europe BV	5.875	(b)	(g)	1,320,427
		Energy
500		Repsol International Finance BV	4.50	(b)	03/25/75	512,139
		Finance
1,000		Banco Bilbao Vizcaya Argentaria SA	6.75	(b)	(g)	1,114,245
$800		Banco Santander SA (c)	6.375	(b)	(g)	793,184
EUR	1,100	BBVA Subordinated Capital SAU	3.50	(b)	04/11/24	1,261,607
						3,169,036
		Industrials
700		Grupo Isolux Corsan Finance BV (c)	6.625		04/15/21	510,851
		Utilities
500		Gas Natural Fenosa Finance BV	3.375	(b)	(g)	512,883
		Total Spain				6,025,336

		Switzerland (0.6%)
		Basic Materials
$825		Glencore Funding LLC (a)(c)	4.00		04/16/25	754,929
		Finance
1,000		Credit Suisse AG (a)	6.50		08/08/23	1,107,500
		Total Switzerland				1,862,429

		Thailand (0.1%)
		Energy
450		PTT PCL (a)(c)	3.375		10/25/22	446,327

		Turkey (0.1%)
		Finance
400		Turkiye Is Bankasi (a)	7.85		12/10/23	439,840

		United Kingdom (3.8%)
		Basic Materials
1,050		Anglo American Capital PLC (a)(c)	3.625		05/14/20	1,021,105
EUR	500	Ineos Finance PLC	4.00		05/01/23	540,724
						1,561,829
		Communications
GBP	250	Virgin Media Finance PLC (a)	6.375		10/15/24	408,137
		Consumer, Cyclical
EUR	550	International Game Technology PLC	4.75		02/15/23	587,578
GBP	350	John Lewis PLC	4.25		12/18/34	557,122
						1,144,700
		Consumer, Non-Cyclical
400		Iceland Bondco PLC	6.25		07/15/21	544,235
350		Voyage Care Bondco PLC (c)	6.50		08/01/18	569,808
						1,114,043
		Finance
EUR	400	Aviva PLC	3.875	(b)	07/03/44	453,578
$700		HSBC Holdings PLC (c)	6.375	(b)	(g)	705,250
EUR	450	Lloyds Bank PLC	6.50		03/24/20	599,969
350		Lloyds Banking Group PLC	6.375	(b)	(g)	405,049
700		Nationwide Building Society	4.125	(b)	03/20/23	820,828
GBP	350	Nationwide Building Society	6.875	(b)	(g)	550,404

	50	RSA Insurance Group PLC	9.375	(b)	05/20/39	93,678
	$1,425	Santander UK PLC (a)	5.00		11/07/23	1,479,848
	700	Standard Chartered PLC (a)	5.70		03/26/44	746,474
						5,855,078
		Industrials
	500	CEVA Group PLC (a)	4.00		05/01/18	447,500
		Utilities
GBP	750	NGG Finance PLC	5.625	(b)	06/18/73	1,264,703
		Total United Kingdom				11,795,990

		United States (19.8%)
		Basic Materials
	$400	Hexion, Inc.	8.875		02/01/18	350,000
	400	Hexion, Inc. (c)	10.00		04/15/20	411,000
	300	Prince Mineral Holding Corp. (a)	11.50		12/15/19	274,500
						1,035,500
		Communications
	600	AT&T, Inc.	6.30		01/15/38	668,698
	500	Cable One, Inc. (a)(c)	5.75		06/15/22	512,500
	540	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50		04/30/21	565,650
	900	CCO Safari II LLC (a)	4.908		07/23/25	903,403
	500	Crown Castle International Corp.	5.25		01/15/23	525,625
	575	CSC Holdings LLC (c)	5.25		06/01/24	534,031
	631	Ctrip.com International Ltd.	1.25		10/15/18	715,002
	500	DISH DBS Corp.	5.00		03/15/23	469,375
	700	HomeAway, Inc. (c)	0.125		04/01/19	668,500
	500	inVentiv Health, Inc. (a)	9.00		01/15/18	523,438
	250	Lamar Media Corp.	5.00		05/01/23	250,625
	400	Midcontinent Communications & Midcontinent Finance Corp. (a)	6.25		08/01/21	408,000
	700	Motorola Solutions, Inc.	4.00		09/01/24	685,458
	550	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.25		02/15/22	554,812
	601	Priceline Group, Inc. (The) (c)	0.35		06/15/20	705,424
	250	Sprint Corp.	7.125		06/15/24	229,375
	500	T-Mobile USA, Inc. (c)	6.836		04/28/23	536,250
	725	Twitter, Inc. (a)	0.25		09/15/19	641,625
	343	Yahoo!, Inc.	0.00	(d)	12/01/18	350,074
						10,447,865
		Consumer, Cyclical
	400	Allied Specialty Vehicles, Inc. (a)	8.50		11/01/19	424,000
	500	Century Communities, Inc. (a)	6.875		05/15/22	483,750
	463	CVS Pass-Through Trust (a)	4.163		08/11/36	476,996
	475	Dollar Tree, Inc. (a)	5.75		03/01/23	503,500
	1,550	General Motors Financial Co., Inc.	4.30		07/13/25	1,532,708
	500	Gibson Brands, Inc. (a)	8.875		08/01/18	493,750
	500	Global Partners LP/GLP Finance Corp.	6.25		07/15/22	471,250
	425	Global Partners LP/GLP Finance Corp. (a)	7.00		06/15/23	411,188
	400	Guitar Center, Inc. (a)	6.50		04/15/19	365,000
	450	HD Supply, Inc.	7.50		07/15/20	482,625
	350	JC Penney Corp., Inc.	8.125		10/01/19	350,000
	575	Lear Corp.	5.25		01/15/25	573,562
	575	MGM Resorts International (c)	6.00		03/15/23	586,500
	500	Pittsburgh Glass Works LLC (a)	8.00		11/15/18	526,250
	675	QVC, Inc.	4.85		04/01/24	677,293
	3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00		12/15/07	0
	345	Rite Aid Corp.	6.75		06/15/21	367,425
	500	RSI Home Products, Inc. (a)	6.50		03/15/23	517,500
	500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC (a)(c)	5.875		05/15/21	511,250
	500	Speedway Motorsports, Inc.	5.125		02/01/23	497,500

	500	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50	06/01/24	500,000
	250	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75	03/01/25	250,625
	500	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. (a)	6.375	06/01/21	478,750
	375	Tesla Motors, Inc.	0.25	03/01/19	371,719
	325	Toll Brothers Finance Corp. (c)	0.50	09/15/32	339,625
	300	Tops Holding LLC/Tops Markets II Corp. (a)	8.00	06/15/22	299,250
	300	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375	03/15/22	303,750
	375	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)	5.50	03/01/25	362,344
	275	Yum! Brands, Inc.	3.875	11/01/20	286,379
					13,444,489
		Consumer, Non-Cyclical
	350	Acadia Healthcare Co., Inc.	5.125	07/01/22	350,000
	375	Actavis Funding SCS	3.80	03/15/25	366,302
	500	Ahern Rentals, Inc. (a)	7.375	05/15/23	475,000
	550	Aramark Services, Inc.	5.75	03/15/20	575,781
	500	Cenveo Corp. (a)	6.00	08/01/19	450,000
	300	Harland Clarke Holdings Corp. (a)	9.75	08/01/18	312,375
	575	HCA, Inc.	4.75	05/01/23	591,531
	300	Kraft Heinz Foods Co. (a)	4.875	02/15/25	322,125
	225	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50	04/15/25	227,531
EUR	800	Mondelez International, Inc.	2.375	03/06/35	809,455
$400		Quest Diagnostics, Inc. (c)	2.70	04/01/19	405,264
	400	Quintiles Transnational Corp. (a)(c)	4.875	05/15/23	406,748
	500	RR Donnelley & Sons Co.	7.875	03/15/21	566,875
	450	United Rentals North America, Inc.	5.75	11/15/24	442,125
					6,301,112
		Diversified
	450	Argos Merger Sub, Inc. (a)(c)	7.125	03/15/23	477,000
		Energy
	460	Carrizo Oil & Gas, Inc.	6.25	04/15/23	443,808
	500	Cobalt International Energy, Inc.	2.625	12/01/19	336,250
	250	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (a)(c)	6.25	04/01/23	252,500
	500	DCP Midstream LLC (a)	5.35	03/15/20	494,156
	500	Denbury Resources, Inc.	4.625	07/15/23	362,500
	775	Ensco PLC (c)	5.75	10/01/44	676,832
	500	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.00	12/01/24	467,500
	700	Kinder Morgan, Inc.	5.55	06/01/45	639,078
	675	MPLX LP	4.00	02/15/25	642,834
	250	Newfield Exploration Co.	5.375	01/01/26	241,250
	500	Noble Energy, Inc. (c)	5.875	06/01/24	543,488
	270	Northern Tier Energy LLC/Northern Tier Finance Corp. (c)	7.125	11/15/20	276,750
	500	PetroQuest Energy, Inc.	10.00	09/01/17	455,000
	500	Rice Energy, Inc.	6.25	05/01/22	475,000
	875	Rowan Cos., Inc.	5.85	01/15/44	723,331
	500	SM Energy Co.	6.125	11/15/22	495,000
	1,050	Transocean, Inc. (c)	4.30	10/15/22	767,812
	575	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	564,012
					8,857,101
		Finance
	450	Ally Financial, Inc.	4.125	03/30/20	454,500
	375	Bank of America Corp.	6.11	01/29/37	430,813
	500	Compiler Finance Sub, Inc. (a)	7.00	05/01/21	373,750
	775	Discover Financial Services	3.95	11/06/24	763,249

	250	DuPont Fabros Technology LP (c)	5.625		06/15/23	248,125
	225	Extra Space Storage LP (a)	2.375		07/01/33	301,078
	350	Genworth Holdings, Inc.	7.625		09/24/21	376,688
	580	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	696,233
	550	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	552,750
	500	KCG Holdings, Inc. (a)	6.875		03/15/20	476,250
	574	Kennedy-Wilson, Inc.	5.875		04/01/24	570,412
	400	Provident Funding Associates LP/PFG Finance Corp. (a)	6.75		06/15/21	386,000
	520	Prudential Financial, Inc.	5.625	(b)	06/15/43	541,346
	422	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	9.50		06/15/19	441,781
	250	VEREIT, Inc.	3.00		08/01/18	237,344
						6,850,319
		Industrials
	300	Apex Tool Group LLC (a)	7.00		02/01/21	270,750
	225	Artesyn Embedded Technologies, Inc. (a)	9.75		10/15/20	226,125
	500	Ball Corp.	4.00		11/15/23	478,750
	500	Building Materials Corp. of America (a)	5.375		11/15/24	503,700
	250	CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25		12/15/19	257,500
	350	Florida East Coast Holdings Corp. (a)	6.75		05/01/19	354,375
	550	JB Poindexter & Co., Inc. (a)	9.00		04/01/22	598,125
	550	Kemet Corp. (c)	10.50		05/01/18	537,625
	450	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25		02/15/21	434,250
	450	Michael Baker Holdings LLC/Michael Baker Finance Corp. (a)(h)	8.875		04/15/19	409,500
	650	OPE KAG Finance Sub, Inc. (a)	7.875		07/31/23	661,375
	250	SAExploration Holdings, Inc.	10.00		07/15/19	159,062
	500	SBA Communications Corp.	4.875		07/15/22	494,375
	230	Silgan Holdings, Inc.	5.00		04/01/20	236,325
	500	Techniplas LLC (a)	10.00		05/01/20	496,250
	400	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. (a)	9.75		06/15/19	411,500
	500	XPO Logistics, Inc. (a)	7.875		09/01/19	536,250
	500	Zachry Holdings, Inc. (a)	7.50		02/01/20	501,250
						7,567,087
		Technology
	650	Akamai Technologies, Inc. (c)	0.00	(d)	02/15/19	708,097
	650	Citrix Systems, Inc. (c)	0.50		04/15/19	702,406
	691	Nuance Communications, Inc. (c)	2.75		11/01/31	705,252
	300	NVIDIA Corp.	1.00		12/01/18	345,000
	592	ON Semiconductor Corp., Series B	2.625		12/15/26	698,560
	665	QUALCOMM, Inc. (c)	4.80		05/20/45	602,086
	650	Red Hat, Inc. (a)(c)	0.25		10/01/19	818,188
	369	Salesforce.com, Inc.	0.25		04/01/18	465,401
	675	SanDisk Corp. (c)	0.50		10/15/20	677,531
						5,722,521
		Total United States				60,702,994
		Total Corporate Bonds (Cost $131,545,616)				124,005,640

		Sovereign (19.2%)
		Australia (1.9%)
AUD	7,900	Australia Government Bond	2.75		04/21/24	5,810,912

		Bermuda (0.2%)
$530		Bermuda Government International Bond (a)	4.854		02/06/24	559,150

		Canada (0.7%)
CAD	2,600	Canadian Government Bond	2.75		06/01/22	2,208,922

		Hungary (2.2%)
HUF	526,400	Hungary Government Bond	5.50		06/24/25	2,160,277

516,100		Hungary Government Bond	6.00	11/24/23	2,166,621
$2,100		Hungary Government International Bond	5.75	11/22/23	2,353,260
		Total Hungary			6,680,158

		Indonesia (1.4%)
2,300		Indonesia Government International Bond (a)(c)	5.875	01/15/24	2,570,250
400		Majapahit Holding BV	7.75	01/20/20	460,520
1,250		Perusahaan Listrik Negara PT	5.50	11/22/21	1,326,625
		Total Indonesia			4,357,395

		Italy (0.9%)
EUR	2,119	Italy Buoni Poliennali Del Tesoro (a)	2.35	09/15/24	2,657,495

		Ivory Coast (0.2%)
$630		Ivory Coast Government International Bond	5.75	12/31/32	584,569

		Mexico (1.4%)
MXN	63,500	Mexican Bonos, Series M	8.00	06/11/20	4,404,628

		New Zealand (3.7%)
NZD	3,000	New Zealand Government Bond	4.50	04/15/27	2,199,062
4,400		New Zealand Government Bond (c)	5.50	04/15/23	3,399,882
7,300		New Zealand Government Bond	5.50	04/15/23	5,640,714
		Total New Zealand			11,239,658

		Poland (0.8%)
PLN	8,300	Poland Government Bond	4.00	10/25/23	2,389,927

		Portugal (1.9%)
$1,400		Portugal Government International Bond (a)	5.125	10/15/24	1,482,673
EUR	1,850	Portugal Obrigacoes do Tesouro OT (a)	2.875	10/15/25	2,124,347
1,170		Portugal Obrigacoes do Tesouro OT (a)	4.10	04/15/37	1,469,858
560		Portugal Obrigacoes do Tesouro OT (a)	4.95	10/25/23	749,291
		Total Portugal			5,826,169

		South Africa (0.6%)
ZAR	24,000	South Africa Government Bond	8.00	01/31/30	1,801,672

		Spain (2.7%)
EUR	1,350	Spain Government Bond	0.50	10/31/17	1,497,165
500		Spain Government Bond	0.50	10/31/17	549,125
3,400		Spain Government Bond (a)	4.20	01/31/37	4,624,922
1,565		Spain Government Inflation Linked Bond (a)	1.00	11/30/30	1,682,707
		Total Spain			8,353,919

		Tunisia (0.2%)
$750		Banque Centrale de Tunisie SA (a)	5.75	01/30/25	728,438

		United Kingdom (0.2%)
GBP	340	HSS Financing PLC	6.75	08/01/19	555,518

		United States (0.1%)
$325		Select Medical Corp.	6.375	06/01/21	329,875

		Venezuela (0.1%)
1,010		Petroleos de Venezuela SA	9.00	11/17/21	407,788
		Total Sovereign (Cost $60,741,586)			58,896,193

		Agency Fixed Rate Mortgages (0.1%)
1		Federal Home Loan Mortgage Corporation, Gold Pools:	6.50	02/01/29- 10/01/32	1,526
		Federal National Mortgage Association, Conventional Pools:
83			6.50	05/01/28–09/01/32	95,780
8			7.00	08/01/29–11/01/32	9,169
		Government National Mortgage Association, Various Pools:
20			7.50	07/20/25	23,187
89			8.00	01/15/22–05/15/30	97,332
		Total Agency Fixed Rate Mortgages (Cost $206,218)			226,994

	Asset-Backed Securities (7.7%)
433	Asset Backed Securities Corp. Home Equity Loan Trust	0.377	(b)	03/25/36	379,500
362	Bayview Opportunity Master Fund IIIa Trust (a)	3.844		11/28/29	363,318
	Bear Stearns Asset-Backed Securities I Trust
702		0.451	(b)	10/25/36	498,930
1,626		0.511	(b)	03/25/37	895,394
928		0.941	(b)	10/25/34	931,970
650	Bear Stearns Asset-Backed Securities Trust	0.511	(b)	01/25/47	616,145
378	CDC Mortgage Capital Trust	0.811	(b)	01/25/33	357,169
1,676	Credit-Based Asset Servicing and Securitization LLC	0.337	(b)	05/25/36	1,269,821
1,637	CWABS Asset-Backed Certificates Trust	0.427	(b)	10/25/46	1,327,934
430	EMC Mortgage Loan Trust (a)	1.191	(b)	11/25/30	369,762
1,419	Fieldstone Mortgage Investment Trust	0.457	(b)	04/25/47	990,233
	GSAA Home Equity Trust
2,220		0.261	(b)	12/25/46	1,318,444
684		6.002		11/25/36	456,609
256	Home Equity Mortgage Loan Asset-Backed Trust	0.311	(b)	04/25/37	172,900
1,417	Invitation Homes Trust (a)	4.937	(b)	08/17/32	1,418,711
617	Mastr Specialized Loan Trust (a)	0.541	(b)	05/25/37	493,986
850	Merrill Lynch Mortgage Investors Trust	0.431	(b)	08/25/37	602,061
	Nationstar HECM Loan Trust
852	(a)	3.844		05/25/18	852,150
891	(a)	4.50		11/25/17	895,950
1,550	(a)	7.50		11/25/17	1,558,001
1,395	Ownit Mortgage Loan Trust	0.457	(b)	03/25/37	1,068,849
824	RAMP Trust	0.511	(b)	11/25/35	677,477
1,458	RMAT LLC (a)	4.826		06/25/35	1,460,797
800	Silver Bay Realty Trust (a)	3.736	(b)	09/17/31	763,466
766	Sunset Mortgage Loan Co., LLC (a)	3.721		11/16/44	763,565
1,126	VOLT NPL X LLC (a)	4.75		10/26/54	1,113,099
400	VOLT XIX LLC (a)	5.00		04/25/55	401,832
400	VOLT XXII LLC (a)	4.25		02/25/55	394,651
800	VOLT XXXI LLC (a)	4.50		02/25/55	789,379
600	VOLT XXXIII LLC (a)	4.25		03/25/55	589,363
	Total Asset-Backed Securities (Cost $23,565,546)				23,791,466

	Collateralized Mortgage Obligations - Agency Collateral Series (0.8%)
	Federal Home Loan Mortgage Corporation, IO
4,537		1.198	(b)	03/25/24	371,796
	IO REMIC
3,181		1.793	(b)	02/15/38	235,463
	Federal National Mortgage Association,
	IO REMIC
3,706		1.835	(b)	03/25/44	289,200
5,890		1.858	(b)	10/25/39	479,617
1,482		6.36	(b)	08/25/41	268,011
4,458	Government National Mortgage Association, IO	6.062	(b)	12/20/42	765,621
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,945,654)				2,409,708

	Commercial Mortgage-Backed Securities (5.3%)
633	BAMLL Commercial Mortgage Securities Trust (a)	5.687	(b)	12/15/31	573,421
650	BAMLL Re-REMIC Trust (a)	1.901	(b)	09/27/44	631,215
900	CFCRE Mortgage Trust (a)	4.00	(b)	07/15/30	904,256
	COMM Mortgage Trust
363	(a)	3.495		09/10/47	300,956
513	(a)	3.687	(b)	06/11/27	512,026
490	(a)	4.173	(b)	03/10/46	461,871
139	(a)	4.739	(b)	07/15/47	131,718
473	(a)	4.754	(b)	12/10/23	465,715

	335	(a)	4.793	(b)	08/10/46	327,285
	424	(a)	4.906	(b)	04/10/47	409,645
		IO
	2,604		1.294	(b)	07/15/47	192,847
		Commercial Mortgage Pass-Through Certificates
	335	(a)	4.609	(b)	02/10/47	323,260
		IO
	4,839		0.88	(b)	02/10/47	215,584
	3,562	COOF Securitization Trust, IO (a)	2.684	(b)	10/25/40	461,950
EUR	1,190	Deco 2014-BONN Ltd. (a)	4.492	(b)	11/07/24	1,314,087
		GS Mortgage Securities Trust
	1,000	(a)	4.511	(b)	11/10/47	899,200
	410	(a)	4.529	(b)	09/10/47	364,965
		JP Morgan Chase Commercial Mortgage Securities Trust
	690	(a)	4.572	(b)	07/15/47	625,252
		IO
	6,479		1.167	(b)	07/15/47	405,807
		JPMBB Commercial Mortgage Securities Trust
	600	(a)	3.845	(b)	02/15/48	503,701
	236	(a)	3.96	(b)	09/15/47	207,117
	335	(a)	4.661	(b)	08/15/47	310,065
	405	(a)	4.677	(b)	04/15/47	374,148
	1,004	(a)	5.081	(b)	11/15/45	1,002,019
		IO
	3,926		1.121	(b)	08/15/47	290,881
	400	JPMCC Re-REMIC Trust (a)	3.119		11/27/49	356,356
	270	LB-UBS Commercial Mortgage Trust	6.247	(b)	09/15/45	285,150
		Wells Fargo Commercial Mortgage Trust
	535	(a)	3.938		08/15/50	470,738
	650	(a)	4.366	(b)	04/15/50	576,381
		WF-RBS Commercial Mortgage Trust
	248	(a)	3.692		11/15/47	212,714
	1,005	(a)	3.803	(b)	11/15/47	868,120
	303	(a)	3.986		05/15/47	268,013
	419	(a)	3.992	(b)	10/15/57	374,497
	250	(a)	4.138	(b)	05/15/45	240,623
	541	(a)	4.982	(b)	09/15/46	544,844
		Total Commercial Mortgage-Backed Securities (Cost $16,287,101)				16,406,427

		Mortgages - Other (14.1%)
	966	Adjustable Rate Mortgage Trust	1.241	(b)	05/25/35	903,221
		Alternative Loan Trust
	1,337		0.321	(b)	03/25/47	916,249
	266		0.371	(b)	05/25/47	225,955
	774		0.691	(b)	10/25/35	611,425
	800		2.44	(b)	05/25/36	644,267
	295		2.446	(b)	08/25/35	269,524
	716		4.407	(b)	10/25/35	651,714
	229		5.50		11/25/35	213,963
	62		5.50		02/25/36	57,603
	213		6.00		04/25/36	181,472
	210		6.00		12/25/36	162,833
	423		6.00		07/25/37	398,112
		PAC
	48		5.50		02/25/36	44,272
	516		5.50		04/25/37	430,714
	115		6.00		04/25/36	103,087
		American Home Mortgage Investment Trust
	284	(a)	6.10		01/25/37	158,894
		IO
	3,770		2.078		05/25/47	696,329
		Banc of America Alternative Loan Trust

2,148			0.641	(b)	11/25/36	1,354,464
267			0.841	(b)	07/25/46	180,461
581			6.226		10/25/36	380,896
157		Banc of America Funding Trust	6.00		07/25/37	124,559
811		BCAP LLC Trust (a)	0.365	(b)	07/26/35	600,126
		Bear Stearns Trust
2,381			0.571	(b)	05/25/36	1,943,795
712			2.719	(b)	05/25/36	540,398
226			2.812	(b)	05/25/47	193,486
248		Chase Mortgage Finance Trust	0.791	(b)	02/25/37	173,944
		ChaseFlex Trust
94			6.50		02/25/35	92,911
96			6.50		02/25/37	73,237
		CHL Mortgage Pass-Through Trust
750			2.292	(b)	09/25/34	693,580
760			5.50		05/25/34	782,427
359		Citigroup Mortgage Loan Trust	2.694	(b)	11/25/36	311,499
		Credit Suisse European Mortgage Capital Ltd.(Ireland)
EUR	1,191	(a)	2.79	(b)	04/20/20	1,295,214
		IO
1,191		(a)	0.25		04/20/20	8,504
		CSMC Mortgage-Backed Trust
1,196			5.587	(b)	04/25/37	640,820
2,233			6.50		05/25/36	1,229,195
		CSMC Trust
764		(a)	4.338	(b)	08/25/62	734,680
900		(a)	4.628	(b)	11/25/57	893,304
		Fannie Mae Connecticut Avenue Securities
863			4.191	(b)	05/25/25	835,015
1,596			5.091	(b)	11/25/24	1,628,562
		First Horizon Alternative Mortgage Securities Trust
85			6.00		08/25/36	70,146
668			6.25		08/25/36	539,634
		Freddie Mac Structured Agency Credit Risk Debt Notes
264			3.941	(b)	09/25/24	255,227
466			4.191	(b)	08/25/24	467,251
1,100			4.441	(b)	11/25/23	1,110,806
1,000			4.741	(b)	10/25/24	1,020,664
EUR	745	Grifonas Finance PLC	0.398	(b)	08/28/39	530,313
	$219	GSMSC Pass-Through Trust (a)	7.50	(b)	09/25/36	182,000
		GSR Mortgage Loan Trust
353			2.585	(b)	03/25/37	296,897
56			2.668	(b)	05/25/35	52,076
		Impac CMB Trust
164			0.926	(b)	04/25/35	123,765
204			0.941	(b)	04/25/35	136,771
825		Impac Secured Assets Trust	0.361	(b)	08/25/36	610,849
		JP Morgan Alternative Loan Trust
73			3.024	(b)	11/25/36	72,900
444			6.00		12/25/35	428,008
84			6.00		12/25/35	81,010
438			6.00		08/25/36	421,044
		Lehman Mortgage Trust
76			5.50		11/25/35	72,558
237			5.50		02/25/36	194,410
243			5.50		02/25/36	237,853
1,342			6.00		06/25/37	909,385
397			6.50		09/25/37	336,011
GBP	725	Logistics Logis (a)	4.00		08/20/25	1,114,308
$1,317		Luminent Mortgage Trust	0.421	(b)	05/25/37	939,493
974		MASTR Adjustable Rate Mortgages Trust (a)	2.559	(b)	11/25/35	759,692

150	MASTR Asset Securitization Trust	6.00	(b)	06/25/36	142,659
3,262	Merrill Lynch Mortgage Investors Trust, IO (a)	2.079	(b)	02/25/36	374,986
1,181	MortgageIT Trust	0.641	(b)	10/25/35	1,069,272
315	Opteum Mortgage Acceptance Corp. Trust	0.491	(b)	04/25/36	277,228
	RALI Trust
515		0.376	(b)	12/25/36	401,899
284		0.691	(b)	03/25/35	211,528
226		6.00		04/25/36	196,977
316		6.00		08/25/36	260,760
434		6.00		11/25/36	359,365
807		6.00		11/25/36	668,486
96		6.00		01/25/37	78,328
	PAC
124		6.00		04/25/36	108,126
	Reperforming Loan REMIC Trust
684	(a)	6.50		03/25/35	716,622
863	(a)	7.50		11/25/34	936,732
334	STARM Mortgage Loan Trust	2.937	(b)	10/25/37	298,148
1,072	Structured Adjustable Rate Mortgage Loan Trust	2.618	(b)	06/25/37	990,094
3,059	Structured Asset Securities Corp., IO (a)	4.847	(b)	07/25/35	481,685
	Washington Mutual Mortgage Pass-Through Certificates Trust
793		0.451	(b)	12/25/35	663,464
1,118		0.93	(b)	04/25/47	827,046
1,233		1.14	(b)	05/25/46	931,729
462		2.288	(b)	10/25/36	415,344
471	Wells Fargo Mortgage-Backed Securities Trust	2.645	(b)	09/25/36	447,188
	Total Mortgages - Other (Cost $42,390,379)				43,201,448

	U.S. Treasury Securities (3.8%)
5,150	U.S. Treasury Bond	3.50		02/15/39	5,744,263
6,063	U.S. Treasury Inflation Indexed Bond	0.25		01/15/25	5,934,410
	Total U.S. Treasury Securities (Cost $11,620,906)				11,678,673

	Variable Rate Senior Loan Interests (0.9%)
188	Aspect Software, Inc., Term B	7.25		08/11/15	187,519
700	Atkore international, Inc., 2nd Lien Term	7.75		09/30/15	661,500
500	Builders Firstsource, Inc., Term B	6.00		07/22/22	499,375
348	Diamond Resorts Corp., Term Loan	5.50		08/28/15	349,571
99	Drillships Ocean Ventures, Inc., Term B	5.50		10/26/15	81,551
499	FMG Resources August 2006 Pty Ltd., Term B	3.75		10/20/15	409,895
750	TTM Technologies, Inc., 1st Lien Term	6.00		09/01/15	734,063
	Total Variable Rate Senior Loan Interests (Cost $2,989,034)				2,923,474

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Investments (11.9%)
	U.S. Treasury Securities (1.0%)
	U.S. Treasury Bills
480	(n)(o)	0.034		12/10/15	479,867
257	(n)(o)	0.076		12/10/15	256,929
75	(n)(o)	0.077		12/10/15	74,979
410	(n)(o)	0.086		12/10/15	409,886
10	(n)(o)	0.088		12/10/15	9,997
1,218	(n)(o)	0.089		12/10/15	1,217,661
525	(n)(o)	0.094		12/10/15	524,854
	Total U.S. Treasury Securities (Cost $2,974,154)				2,974,173

NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (5.6%)
	Investment Company (4.2%)
13,043	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (p) (Cost $13,042,704)		13,042,704

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (1.4%)
$2,810	Barclays Capital, Inc. (0.15%, dated 07/31/15, due 08/03/15; proceeds $2,810,469; fully collateralized by a U.S. Government obligation; 1.00% due 05/31/18; valued at $2,866,649)		2,810,434
1,093	BNP Paribas Securities Corp. (0.13%, dated 07/31/15, due 08/03/15; proceeds $1,092,958; fully collateralized by various U.S. Government obligations; 0.00% - 3.75% due 03/03/16 - 08/15/41; valued at $1,114,811)		1,092,947
312	Merrill Lynch & Co., Inc. (0.13%, dated 07/31/15, due 08/03/15; proceeds $312,274; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/24; valued at $318,516)		312,270
	Total Repurchase Agreements (Cost $4,215,651)		4,215,651
	Total Securities held as Collateral on Loaned Securities (Cost $17,258,355)		17,258,355

NUMBER OF SHARES (000)
	Investment Company (5.3%)
16,269	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (p) (Cost $16,268,830)		16,268,830
	Total Short-Term Investments (Cost $36,501,339)		36,501,358
	Total Investments (Cost $327,793,379) (q)(r)	104.2%	320,041,381
	Liabilities in Excess of Other Assets	(4.2)	(12,897,256)
	Net Assets	100.0%	$307,144,125

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2015.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2015 were $22,585,907 and $23,139,358, respectively. The Fund received cash collateral of $17,258,355, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $5,881,003 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Capital appreciation bond.
(e)	Amount is less than 0.05%.
(f)	Par is less than $500.
(g)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2015.

(h)	Payment-in-kind security.
(i)	Issuer in bankruptcy.
(j)	Non-income producing security; bond in default.

(k)	Illiquid security.
(l)	Acquired through exchange offer.
(m)

At July 31, 2015, the Fund held a fair valued security valued at $0, representing 0.00% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(n)	Rate shown is the yield to maturity at July 31, 2015.
(o)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(p)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2015, advisory fees paid were reduced by $9,416 relating to the Fund’s investment in the Liquidity Funds.

(q)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(r)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,029,433 and the aggregate gross unrealized depreciation is $11,781,431 resulting in net unrealized depreciation of $7,751,998.

Foreign Currency Forward Exchange Contracts Open at July 31, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	EUR	85,453		$94,321	08/05/15	$471
Commonwealth Bank of Australia		$1,212,167	NZD	1,800,000	08/05/15	(24,085)
Deutsche Bank AG	AUD	2,425,080		$1,798,650	08/05/15	26,039
Deutsche Bank AG	EUR	28,047		$31,053	08/05/15	250
Deutsche Bank AG	HUF	551,783,870		$1,919,217	08/05/15	(53,267)
Deutsche Bank AG		$5,986,100	MXN	96,458,227	08/05/15	19
Deutsche Bank AG		$2,149,954	PLN	8,079,786	08/05/15	(8,028)
Deutsche Bank AG		$1,815,899	ZAR	22,994,604	08/05/15	1,500
HSBC Bank PLC	AUD	2,480,600		$1,897,478	08/05/15	84,284
HSBC Bank PLC	EUR	40,917,557		$45,581,176	08/05/15	642,919
HSBC Bank PLC	EUR	5,433		$5,896	08/05/15	(71)
HSBC Bank PLC	EUR	1,964,461		$2,155,650	08/05/15	(1,846)
HSBC Bank PLC	GBP	1,978,099		$3,094,449	08/05/15	5,372
HSBC Bank PLC	GBP	3,003,652		$4,691,704	08/05/15	1,083
HSBC Bank PLC	SGD	2,030,000		$1,493,173	08/05/15	13,472
HSBC Bank PLC	THB	20,000,000		$587,596	08/05/15	20,162
HSBC Bank PLC		$5,097,785	CAD	6,654,985	08/05/15	(9,331)
HSBC Bank PLC		$483,585	EUR	442,829	08/05/15	2,758
HSBC Bank PLC		$1,476,609	GBP	950,000	08/05/15	6,949
HSBC Bank PLC		$1,500,996	GBP	960,000	08/05/15	(1,822)
HSBC Bank PLC		$1,508,174	GBP	965,000	08/05/15	(1,192)
HSBC Bank PLC		$670,152	HKD	5,194,645	08/05/15	(75)
HSBC Bank PLC		$824,149	HUF	230,663,200	08/05/15	412
HSBC Bank PLC		$2,206,923	SEK	19,000,000	08/05/15	(4,437)
HSBC Bank PLC		$1,480,069	SGD	2,030,000	08/05/15	(367)
HSBC Bank PLC		$1,486,558	THB	50,500,000	08/05/15	(53,788)
JPMorgan Chase Bank NA	BRL	1,850,000		$574,088	08/05/15	33,967
JPMorgan Chase Bank NA	HUF	127,000,000		$438,209	08/05/15	(15,783)
JPMorgan Chase Bank NA	JPY	139,005,101		$1,121,877	08/05/15	271
JPMorgan Chase Bank NA	MXN	14,790,000		$901,979	08/05/15	(15,877)
JPMorgan Chase Bank NA	PLN	10,427,938		$2,752,521	08/05/15	(11,893)
JPMorgan Chase Bank NA	THB	87,000,000		$2,564,896	08/05/15	96,561
JPMorgan Chase Bank NA		$368,712	AUD	495,260	08/05/15	(6,701)
JPMorgan Chase Bank NA		$166,897	EUR	151,564	08/05/15	(440)
JPMorgan Chase Bank NA		$1,209,696	EUR	1,100,000	08/05/15	(1,607)
JPMorgan Chase Bank NA		$1,134,319	HUF	320,796,000	08/05/15	12,443
JPMorgan Chase Bank NA		$4,191,427	HUF	1,170,517,127	08/05/15	(7,133)
JPMorgan Chase Bank NA		$1,129,968	JPY	139,005,101	08/05/15	(8,361)
JPMorgan Chase Bank NA		$2,203,357	NOK	18,000,000	08/05/15	194
JPMorgan Chase Bank NA		$9,943,156	NZD	15,060,208	08/05/15	(2,731)
JPMorgan Chase Bank NA		$1,962,281	PLN	7,399,982	08/05/15	(568)
Royal Bank of Canada	CAD	1,965,000		$1,523,415	08/05/15	20,961
Royal Bank of Canada		$586,812	GBP	380,000	08/05/15	6,611
Royal Bank of Canada		$899,670	GBP	580,000	08/05/15	6,081
State Street Bank and Trust Co.	BRL	235,113		$69,560	08/05/15	917
State Street Bank and Trust Co.	NOK	11,800,000		$1,456,602	08/05/15	12,052
State Street Bank and Trust Co.		$748,587	MXN	11,750,000	08/05/15	(19,392)
UBS AG	AUD	5,028,316		$3,872,910	08/05/15	197,463
UBS AG	AUD	401,696		$297,542	08/05/15	3,923
UBS AG	BRL	2,215,294		$706,520	08/05/15	59,749
UBS AG	BRL	732,000		$229,395	08/05/15	15,682
UBS AG	BRL	2,240,000		$714,400	08/05/15	60,415
UBS AG	CAD	1,800,000		$1,411,128	08/05/15	34,834
UBS AG	CAD	2,666,987		$2,050,929	08/05/15	11,730
UBS AG	CAD	222,998		$171,105	08/05/15	599
UBS AG	EUR	359,069		$395,227	08/05/15	875
UBS AG	EUR	708,112		$771,700	08/05/15	(5,993)
UBS AG	EUR	1,885,832		$2,071,190	08/05/15	50

UBS AG	GBP	108,259		$168,271	08/05/15	(790)
UBS AG	GBP	58,495		$91,428	08/05/15	80
UBS AG	HKD	5,194,645		$670,087	08/05/15	9
UBS AG	HUF	824,788,597		$2,911,084	08/05/15	(37,321)
UBS AG	HUF	102,413,160		$361,828	08/05/15	(4,273)
UBS AG	HUF	115,990,700		$407,035	08/05/15	(7,602)
UBS AG	KRW	780,000,000		$696,553	08/05/15	29,995
UBS AG	MXN	130,359,300		$8,240,158	08/05/15	150,166
UBS AG	MYR	2,900,000		$756,923	08/05/15	(1,284)
UBS AG	NOK	6,200,000		$755,361	08/05/15	(3,640)
UBS AG	NZD	16,860,208		$11,364,623	08/05/15	236,116
UBS AG	PLN	1,651,830		$429,450	08/05/15	(8,445)
UBS AG	PLN	3,400,000		$883,660	08/05/15	(17,670)
UBS AG	SEK	12,500,000		$1,471,350	08/05/15	22,345
UBS AG	SEK	6,500,000		$754,927	08/05/15	1,445
UBS AG		$7,200,244	AUD	9,840,432	08/05/15	(7,382)
UBS AG		$718,450	BRL	2,280,000	08/05/15	(52,787)
UBS AG		$381,740	BRL	1,200,000	08/05/15	(31,391)
UBS AG		$1,130,375	BRL	3,792,407	08/05/15	(23,153)
UBS AG		$973,195	EUR	890,703	08/05/15	5,031
UBS AG		$49,721,687	EUR	45,283,868	08/05/15	11,930
UBS AG		$2,052,680	GBP	1,313,505	08/05/15	(1,459)
UBS AG		$664,508	KRW	780,000,000	08/05/15	2,050
UBS AG		$1,343,012	MXN	21,234,058	08/05/15	(25,244)
UBS AG		$974,798	MXN	15,707,015	08/05/15	(33)
UBS AG		$757,477	MYR	2,900,000	08/05/15	730
UBS AG		$1,613,041	THB	56,500,000	08/05/15	(10,042)
UBS AG	ZAR	22,994,604		$1,821,304	08/05/15	3,905
Westpac Banking Corp.	EUR	545,000		$603,293	08/05/15	4,739
Westpac Banking Corp.	EUR	1,370,000		$1,487,131	08/05/15	(17,490)
HSBC Bank PLC	MYR	3,470,000		$904,470	08/07/15	(2,614)
HSBC Bank PLC	NZD	357,375		$235,126	08/07/15	(719)
UBS AG	NZD	2,415,951		$1,615,716	08/07/15	21,340
UBS AG	NZD	443,224		$293,004	08/07/15	504
UBS AG	NZD	445,212		$290,065	08/07/15	(3,747)
UBS AG		$905,532	MYR	3,470,000	08/07/15	1,552
UBS AG		$4,397,229	NZD	6,661,762	08/07/15	(885)
Westpac Banking Corp.	NZD	3,000,000		$2,022,738	08/07/15	42,927
UBS AG	NOK	7,510,000		$925,923	08/11/15	6,676
UBS AG		$919,907	NOK	7,510,000	08/11/15	(660)
Deutsche Bank AG	MXN	96,458,227		$5,973,270	09/03/15	(114)
Deutsche Bank AG	ZAR	22,994,604		$1,806,549	09/03/15	(1,578)
HSBC Bank PLC	CAD	6,654,985		$5,096,711	09/03/15	9,237
HSBC Bank PLC	SEK	19,000,000		$2,207,970	09/03/15	4,419
HSBC Bank PLC	SGD	2,030,000		$1,478,595	09/03/15	230
HSBC Bank PLC		$4,690,683	GBP	3,003,652	09/03/15	(1,045)
JPMorgan Chase Bank NA	HUF	1,170,517,127		$4,189,279	09/03/15	6,870
JPMorgan Chase Bank NA	NOK	18,000,000		$2,201,873	09/03/15	(259)
JPMorgan Chase Bank NA	NZD	15,060,208		$9,919,029	09/03/15	2,562
JPMorgan Chase Bank NA	PLN	7,399,982		$1,960,553	09/03/15	570
JPMorgan Chase Bank NA		$1,122,185	JPY	139,005,101	09/03/15	(278)
UBS AG	AUD	800,000		$584,424	09/03/15	586
UBS AG	AUD	9,840,432		$7,188,731	09/03/15	7,206
UBS AG	EUR	45,283,868		$49,739,393	09/03/15	(12,038)
UBS AG	KRW	780,000,000		$663,867	09/03/15	(2,081)
UBS AG	MYR	2,900,000		$750,518	09/03/15	(5,895)
UBS AG	MYR	3,470,000		$898,033	09/03/15	(7,053)
UBS AG	NOK	7,510,000		$919,414	09/03/15	635
UBS AG	NZD	6,661,762		$4,386,237	09/03/15	(232)
UBS AG	THB	56,500,000		$1,606,803	09/03/15	5,564
HSBC Bank PLC	HKD	5,194,645		$670,152	09/04/15	91
	Net Unrealized Appreciation					$1,416,586

Futures Contracts Open at July 31, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
181	Long	U.S. Treasury 5 yr. Note, Sep-15	$21,691,719	$123,641
212	Short	U.S. Treasury 2 yr. Note, Sep-15	(46,441,250)	(36,109)
292	Short	U.S. Treasury 10 yr. Note, Sep-15	(37,211,750)	(182,203)
35	Short	German Euro Bund, Sep-15	(5,934,946)	(69,058)
29	Short	U.S. Treasury Ultra Long Bond, Sep-15	(4,626,406)	(123,719)
23	Short	U.S. Treasury Long Bond, Sep-15	(3,586,563)	(39,711)
		Net Unrealized Depreciation		$(327,159)

Credit Default Swap Agreements Open at July 31, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$395	1.00%	3/20/19	$(14,094)	$7,581	$(6,513)	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	400	1.00	12/20/18	(59)	(6,942)	(7,001)	BBB
Deutsche Bank AG
CMBX.NA.BB.60	Sell	749	5.00	5/11/63	(5,107)	5,106	(1)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	586	5.00	5/11/63	400	(401)	(1)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	4,529	5.00	6/20/20	43,775	(350,883)	(307,108)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	2,975	1.00	6/20/20	12,489	(56,411)	(43,922)	NR
Total Credit Default Swaps		$9,634			$37,404	$(401,950)	$(364,546)

Interest Rate Swap Agreements Open at July 31, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$17,700	3 Month LIBOR	Receive	1.71%	03/19/20	$(184,153)
Morgan Stanley & Co., LLC*	15,400	3 Month LIBOR	Receive	1.76	07/20/20	(66,423)
Morgan Stanley & Co., LLC*	14,800	3 Month LIBOR	Receive	2.45	07/17/25	(218,080)
		Total Unrealized Depreciation				$(468,656)

LIBOR	London Interbank Offered Rate.
NR	Not rated.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations:
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
HUF	Hungarian Forint.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
ZAR	South African Rand.

PORTFOLIO COMPOSITION** as of 07/31/15	Percentage of Total Investments
Corporate Bonds	40.9%
Sovereign	19.4
Mortgages - Other	14.3
Asset-Backed Securities	7.9
Short-Term Investments	6.3
Commercial Mortgage-Backed Securities	5.4
U.S. Treasury Securities	3.9
Variable Rate Senior Loan Interests	1.0
Collateralized Mortgage Obligations - Agency Collateral Series	0.8
Agency Fixed Rate Mortgages	0.1
100.0%

**     Does not include open long/short futures contracts with an underlying face amount of $119,492,634 with net unrealized depreciation of $327,159. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $1,416,586 and does not include open swap agreements with net unrealized depreciation of $431,252 and the value of securities held as collateral on loaned securities.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments • July 31, 2015 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) swaps are marked-to-market daily based upon quotations from market makers; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$124,005,640	$—	†	$124,005,640 †
Sovereign	—	58,896,193	—		58,896,193
Agency Fixed Rate Mortgages	—	226,994	—		226,994
Asset-Backed Securities	—	23,791,466	—		23,791,466
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,409,708	—		2,409,708
Commercial Mortgage-Backed Securities	—	16,406,427	—		16,406,427
Mortgages - Other	—	43,201,448	—		43,201,448
U.S. Treasury Securities	—	11,678,673	—		11,678,673
Variable Rate Senior Loan Interests	—	2,923,474	—		2,923,474
Total Fixed Income Securities	—	283,540,023	—	†	283,540,023 †
Short-Term Investments
U.S. Treasury Securities	—	2,974,173	—		2,974,173
Investment Company	29,311,534	—	—		29,311,534
Repurchase Agreements	—	4,215,651	—		4,215,651
Total Short-Term Investments	29,311,534	7,189,824	—		36,501,358
Foreign Currency Forward Exchange Contracts	—	1,960,578	—		1,960,578
Futures Contract	123,641	—	—		123,641
Credit Default Swap Agreements	—	56,664	—		56,664
Total Assets	29,435,175	292,747,089	—	†	322,182,264 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(543,992)	—		(543,992)
Futures Contracts	(450,800)	—	—		(450,800)
Credit Default Swap Agreements	—	(19,260)	—		(19,260)
Interest Rate Swap Agreements	—	(468,656)	—		(468,656)
Total Liabilities	(450,800)	(1,031,908)	—		(1,482,708)
Total	$28,984,375	$291,715,181	$—	†	$320,699,556 †

†                 Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2015, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2015	$—

†                 Includes one security which is valued at zero.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2015